NATIXIS FUNDS TRUST II

May 5, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    Natixis Funds Trust II

(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 1, 2020, for AlphaSimplex Global Alternatives Fund, AlphaSimplex Managed Futures Strategy Fund, AlphaSimplex Multi-Asset Fund, AlphaSimplex Tactical U.S. Market Fund, Loomis Sayles Strategic Alpha Fund, Loomis Sayles Intermediate Municipal Bond Fund, Natixis Oakmark Fund and the Vaughan Nelson Value Opportunity Fund each a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 230 that was filed electronically on April 28, 2020.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,
/s/ John DelPrete
John DelPrete
Assistant Secretary